Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Liabilities [Abstract]
Long-term borrowings	¥ 7,592,368,000,000	¥ 8,504,840,000,000
Transferred to SPEs [Member]
Trading assets
Equities	72,000,000,000	116,000,000,000
Debt securities	86,000,000,000	84,000,000,000
Mortgage and mortgage-backed securities	24,000,000,000	27,000,000,000
Long-term loans receivable	8,000,000,000	21,000,000,000
Total	190,000,000,000	248,000,000,000
Liabilities [Abstract]
Long-term borrowings	¥ 177,000,000,000	¥ 223,000,000,000